Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/05 (Unaudited)

COMMON STOCKS (94.6%)(a)

	Shares	Value
Aerospace and Defense (2.7%)
Boeing Co. (The) (S)	421,600	$28,255,632
Lockheed Martin Corp.	1,050,100	65,358,224
Northrop Grumman Corp.	59,800	3,354,182
		96,968,038

Automotive (0.1%)
Lear Corp. (S)	57,300	2,160,210

Banking (10.5%)
Bank of America Corp.	4,159,600	178,987,588
Bank of New York Co., Inc. (The)	43,800	1,338,966
PNC Financial Services Group	346,300	19,472,449
State Street Corp.	281,100	13,585,563
U.S. Bancorp	3,886,500	113,563,530
Wachovia Corp.	967,600	48,012,312
Wells Fargo & Co.	81,300	4,847,106
		379,807,514

Beverage (0.7%)
Coca-Cola Enterprises, Inc.	1,210,900	27,063,615

Building Materials (2.3%)
Masco Corp. (S)	2,194,900	67,339,532
Sherwin Williams Co.	333,600	15,465,696
		82,805,228

Cable Television (0.9%)
Comcast Corp. Class A (NON) (S)	1,036,100	31,860,075

Chemicals (1.1%)
Avery Dennison Corp.	43,200	2,308,608
Dow Chemical Co. (The)	350,500	15,141,600
Huntsman Corp. (NON) (S)	323,700	6,098,508
PPG Industries, Inc.	261,200	16,450,376
		39,999,092

Commercial and Consumer Services (0.8%)
Cendant Corp.	1,350,800	27,475,272

Computers (3.0%)
Hewlett-Packard Co.	2,742,800	76,140,128
IBM Corp.	408,300	32,917,146
Symbol Technologies, Inc.	1,718	15,771
		109,073,045

Conglomerates (4.5%)
General Electric Co.	1,132,200	38,053,242
Honeywell International, Inc.	1,005,300	38,482,884
Tyco International, Ltd.	3,086,600	85,900,078
		162,436,204

Consumer Finance (2.2%)
Capital One Financial Corp.	443,000	36,432,320
Countrywide Financial Corp.	411,200	13,894,448
Providian Financial Corp. (NON)	1,511,900	28,121,340
		78,448,108

Consumer Goods (1.1%)
Colgate-Palmolive Co.	42,300	2,220,750
Procter & Gamble Co. (The) (S)	695,100	38,564,148
		40,784,898

Consumer Services (0.1%)
Service Corporation International (S)	391,200	3,321,288

Containers (0.2%)
Owens-Illinois, Inc. (NON)	247,800	6,393,240

Electric Utilities (5.0%)
Dominion Resources, Inc. (S)	398,700	30,492,576
DPL, Inc.	426,200	11,503,138
DTE Energy Co. (S)	48,500	2,219,845
Entergy Corp.	428,800	32,121,408
Exelon Corp.	640,100	34,494,989
PG&E Corp. (S)	1,022,000	38,345,440
PPL Corp.	113,000	3,611,480
Progress Energy, Inc.	50,900	2,218,731
Public Service Enterprise Group, Inc. (S)	222,300	14,349,465
Wisconsin Energy Corp.	255,100	9,992,267
		179,349,339

Electronics (1.8%)
Avnet, Inc. (NON) (S)	398,300	9,977,415
Intel Corp.	1,085,400	27,916,488
Motorola, Inc.	611,200	13,373,056

PerkinElmer, Inc.	726,830	15,045,381
		66,312,340

Energy (0.1%)
Weatherford International, Ltd. (Bermuda) (NON)	72,900	4,936,059

Financial (7.7%)
Citigroup, Inc.	3,448,800	150,953,976
Fannie Mae	910,000	46,446,400
Freddie Mac	1,003,200	60,573,216
JPMorgan Chase & Co.	113,600	3,849,904
PMI Group, Inc. (The)	399,200	16,151,632
		277,975,128

Food (0.6%)
General Mills, Inc. (S)	501,100	23,110,732

Forest Products and Packaging (0.2%)
Weyerhaeuser Co. (S)	139,100	9,044,282

Health Care Services (1.7%)
Cardinal Health, Inc.	428,700	25,554,807
CIGNA Corp.	295,900	34,123,188
		59,677,995

Homebuilding (0.5%)
Lennar Corp. (S)	271,000	16,829,100

Household Furniture and Appliances (1.0%)
Whirlpool Corp. (S)	450,000	34,222,500

Insurance (6.6%)
ACE, Ltd. (Bermuda)	1,418,500	62,995,585
American International Group, Inc.	934,700	55,334,240
Axis Capital Holdings, Ltd. (Bermuda) (S)	950,965	26,864,761
Chubb Corp. (The) (S)	248,300	21,592,168
Endurance Specialty Holdings, Ltd. (Bermuda)	197,000	7,229,900
MetLife, Inc.	222,400	10,893,152
Montpelier Re Holdings, Ltd. (Bermuda) (S)	209,500	6,850,650
St. Paul Travelers Cos., Inc. (The)	387,000	16,644,870
XL Capital, Ltd. Class A (Bermuda) (S)	408,400	28,383,800
		236,789,126

Investment Banking/Brokerage (3.4%)
Goldman Sachs Group, Inc. (The)	290,600	32,308,908
Lehman Brothers Holdings, Inc.	452,800	47,842,848
Merrill Lynch & Co., Inc.	40,900	2,337,844
Morgan Stanley	804,500	40,924,915
		123,414,515

Machinery (0.6%)
Parker-Hannifin Corp.	340,300	21,928,932

Manufacturing (1.1%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	505,600	40,255,872

Media (1.1%)
Time Warner, Inc. (S)	1,097,800	19,672,576
Walt Disney Co. (The)	848,000	21,361,120
		41,033,696

Medical Technology (0.1%)
Baxter International, Inc.	87,300	3,520,809

Metals (0.8%)
Alcoa, Inc.	1,028,700	27,558,873
Freeport-McMoRan Copper & Gold, Inc. Class B	24,000	1,012,080
		28,570,953

Natural Gas Utilities (0.1%)
Sempra Energy	43,991	1,971,677

Oil & Gas (13.7%)
Amerada Hess Corp. (S)	278,100	35,346,510
Burlington Resources, Inc.	209,000	15,422,110
Chevron Corp.	2,607,421	160,095,648
EOG Resources, Inc.	101,100	6,453,212
ExxonMobil Corp.	2,891,700	173,212,830
Marathon Oil Corp.	797,000	51,255,070
Occidental Petroleum Corp.	249,400	20,707,682
Valero Energy Corp. (S)	289,200	30,799,800
		493,292,862

Pharmaceuticals (5.5%)
Abbott Laboratories (S)	331,800	14,974,134
Bristol-Myers Squibb Co.	189,300	4,632,171
Johnson & Johnson	471,100	29,863,029
Pfizer, Inc.	4,561,600	116,183,952
Wyeth	729,200	33,390,068
		199,043,354

Publishing (0.1%)

R. R. Donnelley & Sons Co. (S)	116,700	4,359,912

Railroads (1.5%)
Norfolk Southern Corp.	1,556,300	55,419,843

Regional Bells (1.0%)
Verizon Communications, Inc.	1,103,800	36,105,298

Restaurants (1.5%)
McDonald's Corp.	1,759,900	57,108,755

Retail (3.3%)
AutoZone, Inc. (NON) (S)	208,200	19,674,900
Office Depot, Inc. (NON)	1,693,000	50,790,000
Rite Aid Corp. (NON) (S)	1,630,600	6,652,848
Sears Holdings Corp. (NON) (S)	72,700	9,877,022
Supervalu, Inc. (S)	889,400	30,951,120
		117,945,890

Software (1.8%)
Microsoft Corp.	680,900	18,656,660
Oracle Corp. (NON) (S)	2,867,300	37,188,881
Siebel Systems, Inc.	1,291,100	10,651,575
		66,497,116

Telecommunications (1.0%)
Sprint Corp. (FON Group)	1,341,918	34,795,934

Tobacco (1.8%)
Altria Group, Inc.	940,000	66,458,000

Toys (0.4%)
Mattel, Inc. (S)	743,700	13,408,911

Trucks & Parts (0.4%)
Autoliv, Inc. (Sweden)	313,600	13,955,200

Total common stocks (cost $2,856,052,072)		$3,415,929,957

CONVERTIBLE PREFERRED STOCKS (4.3%)(a)

	Shares	Value
Amerada Hess Corp. $3.50 cv. pfd.	147,900	$15,806,813
Chubb Corp. (The) $1.75 cv. pfd.	92,200	2,915,825
Conseco, Inc. $1.38 cum. cv. pfd.	124,400	3,296,600
Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)	2,130	2,348,325
Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.	1,360	1,327,020
Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.	274,650	18,332,888
Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.	189,900	12,509,663
Hercules Trust II Ser. UNIT, 6.50% cv. pfd.	5,156,000	4,073,240
Huntsman Corp. $2.50 cv. pfd.	424,100	18,342,325
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	253,200	6,519,900
MetLife, Inc. Ser. B, $1.594 cv. pfd.	54,600	1,508,325
ONEOK, Inc. $2.125 units cv. pfd.	228,500	9,482,750
PMI Group, Inc. (The) $1.469 cv. pfd.	123,300	3,051,675
State Street Corp. 6.75% cv. pfd.	15,800	3,300,320
UnumProvident Corp. $2.063 cv. pfd.	37,400	1,393,150
Xerox Corp. 6.25% cv. pfd.	410,470	48,024,990
XL Capital, Ltd. $1.625 cv. pfd. (Cayman Islands)	102,000	2,320,500

Total convertible preferred stocks (cost $140,713,259)		$154,554,309

CONVERTIBLE BONDS AND NOTES (0.1%)(a) (cost $1,896,565)

	Principal amount	Value
Tyco International Group SA cv. company guaranty Ser. A, 2 3/4s, 2018	$1,500,000	$1,843,125

CORPORATE BONDS AND NOTES (0.0%)(a) (cost $8,885)

	Principal amount	Value
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)	$8,032	$670

SHORT-TERM INVESTMENTS (1.1%)(a)

	Principal	Value
Putnam Prime Money Market Fund (e)	41,249,145	$41,249,145
Short-term investments held as collateral for loaned securities with yields	$167,962,139	$167,855,554

Total short-term investments (cost $209,104,699)		$209,104,699

TOTAL INVESTMENTS
Total investments (cost $3,207,775,480)(b)		$3,781,432,760

NOTES

(a) Percentages indicated are based on net assets of $3,605,331,016.

(b) The aggregate identified cost on a tax basis is $3,250,113,336, resulting in gross unrealized appreciation and depreciation of $615,326,472 and $84,007,048, respectively, or net unrealized appreciation of $531,319,424.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2005, the value of securities loaned amounted to $163,298,475. The fund received cash collateral of $167,855,554 which is pooled with collateral of other Putnam funds into 23 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $791,623 for the period ended August 31, 2005. During the period ended August 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $562,892,473 and $602,473,708, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005